Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial information by segment [Abstract]
Profit attributable to the Company	$ (11,968)	$ (62,135)	$ (41,596)
Profit attributable to non-controlling interests	4,906	12,473	13,673
Income tax	24,877	30,950	42,659
Share of profit of associates	(510)	(7,457)	(5,231)
Financial expense, net	331,810	402,348	395,213
Depreciation, amortization, and impairment charges	408,604	310,755	362,697
Total segment Adjusted EBITDA	(781,655)	(811,204)	(850,607)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit attributable to the Company	11,968	62,135	41,596
Profit attributable to non-controlling interests	4,906	12,473	13,673
Income tax	24,877	30,950	42,659
Share of profit of associates	(510)	(7,457)	(5,231)
Financial expense, net	331,810	402,348	395,213
Depreciation, amortization, and impairment charges	408,604	310,755	362,697
Total segment Adjusted EBITDA	$ 781,655	$ 811,204	$ 850,607